UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

	    INVESTMENT COMPANY ACT FILE NUMBERS 811-4325

FIRST INVESTORS LIFE SERIES FUND
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2006

DATE OF REPORTING PERIOD: MARCH 31, 2006

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows


Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE BLUE CHIP FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------
    Shares or
    Principal
       Amount      Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   COMMON STOCKS--98.9%
                   Consumer Discretionary--11.1%
       13,300      Best Buy Company, Inc.                                                            $743,869
       11,500      Carnival Corporation                                                               544,755
       29,700      CBS Corporation - Class "B"                                                        712,206
       18,600      Clear Channel Communications, Inc.                                                 539,586
       25,914  *   Comcast Corporation - Class "A"                                                    677,910
       18,100  *   Comcast Corporation - Special Class "A"                                            472,772
       13,500  *   eBay, Inc.                                                                         527,310
       35,800      Gap, Inc.                                                                          668,744
       20,000      H&R Block, Inc.                                                                    433,000
       29,200      Hilton Hotels Corporation                                                          743,432
       49,700      Home Depot, Inc.                                                                 2,102,310
       20,100  *   Kohl's Corporation                                                               1,065,501
       16,300      Lowe's Companies, Inc.                                                           1,050,372
       36,700      McDonald's Corporation                                                           1,261,012
       56,400      News Corporation, Inc. - Class "A"                                                 936,804
       11,900      NIKE, Inc.- Class "B"                                                            1,012,690
       26,200      Target Corporation                                                               1,362,662
       89,700      Time Warner, Inc.                                                                1,506,063
       19,200      TJX Companies, Inc.                                                                476,544
       18,200      Tribune Company                                                                    499,226
       22,400  *   Viacom, Inc. - Class "B"                                                           869,120
       50,900      Walt Disney Company                                                              1,419,601
--------------------------------------------------------------------------------------------------------------
                                                                                                   19,625,489
--------------------------------------------------------------------------------------------------------------
                   Consumer Staples--11.1%
       27,400      Altria Group, Inc.                                                               1,941,564
       25,200      Anheuser-Busch Companies, Inc.                                                   1,077,804
       32,400      Avon Products, Inc.                                                              1,009,908
       50,900      Coca-Cola Company                                                                2,131,183
       26,600      Coca-Cola Enterprises, Inc.                                                        541,044
       10,000      Colgate-Palmolive Company                                                          571,000
       13,200      Costco Wholesale Corporation                                                       714,912
       34,400      CVS Corporation                                                                  1,027,528
        9,400      Estee Lauder Companies, Inc. - Class "A"                                           349,586
       12,100      General Mills, Inc.                                                                613,228
        9,200      Hershey Foods Corporation                                                          480,516
       19,900      Kimberly-Clark Corporation                                                       1,150,220
       36,800      PepsiCo, Inc.                                                                    2,126,672
       46,335      Procter & Gamble Company                                                         2,669,823
       19,700      Walgreen Company                                                                   849,661
       52,900      Wal-Mart Stores, Inc.                                                            2,498,996
--------------------------------------------------------------------------------------------------------------
                                                                                                   19,753,645
--------------------------------------------------------------------------------------------------------------
                   Energy--9.2%
       14,400      BP PLC (ADR)                                                                       992,736
        8,000      Burlington Resources, Inc.                                                         735,280
       52,900      Chevron Corporation                                                              3,066,613
       20,000      ConocoPhillips                                                                   1,263,000
       84,500      ExxonMobil Corporation                                                           5,142,670
       13,700      Halliburton Company                                                              1,000,374
       14,900      Schlumberger, Ltd.                                                               1,885,893
       19,900  *   Transocean, Inc.                                                                 1,597,970
       10,800      Valero Energy Corporation                                                          645,624
--------------------------------------------------------------------------------------------------------------
                                                                                                   16,330,160
--------------------------------------------------------------------------------------------------------------
                   Financials--18.9%
       16,000      ACE, Ltd.                                                                          832,160
       10,100      Allstate Corporation                                                               526,311
       32,500      American Express Company                                                         1,707,875
       44,400      American International Group, Inc.                                               2,934,396
        6,500      Ameriprise Financial, Inc.                                                         292,890
       66,514      Bank of America Corporation                                                      3,029,048
       42,300      Bank of New York Company, Inc.                                                   1,524,492
          250  *   Berkshire Hathaway, Inc. - Class "B"                                               753,000
       15,900      Capital One Financial Corporation                                                1,280,268
        6,100      Chubb Corporation                                                                  582,184
       89,500      Citigroup, Inc.                                                                  4,227,085
       10,400      Fannie Mae                                                                         534,560
       14,500      Freddie Mac                                                                        884,500
        6,100      Goldman Sachs Group, Inc.                                                          957,456
       60,132      JPMorgan Chase & Company                                                         2,503,896
        3,500      Lehman Brothers Holdings, Inc.                                                     505,855
       14,500      Marsh & McLennan Companies, Inc.                                                   425,720
       13,400      Mellon Financial Corporation                                                       477,040
       17,400      Merrill Lynch & Company, Inc.                                                    1,370,424
       29,000      Morgan Stanley                                                                   1,821,780
       15,000      St. Paul Travelers Companies, Inc.                                                 626,850
        7,500      SunTrust Banks, Inc.                                                               545,700
       20,500      U.S. Bancorp                                                                       625,250
       27,400      Wachovia Corporation                                                             1,535,770
       25,200      Washington Mutual, Inc.                                                          1,074,024
       25,000      Wells Fargo & Company                                                            1,596,750
        6,600      Willis Group Holdings, Ltd.                                                        226,116
--------------------------------------------------------------------------------------------------------------
                                                                                                   33,401,400
--------------------------------------------------------------------------------------------------------------
                   Health Care--12.7%
       33,500      Abbott Laboratories                                                              1,422,745
       20,400      Aetna, Inc.                                                                      1,002,456
       27,700  *   Amgen, Inc.                                                                      2,015,175
       14,500      Baxter International, Inc.                                                         562,745
       34,300  *   Boston Scientific Corporation                                                      790,615
       53,800      Bristol-Myers Squibb Company                                                     1,324,018
       60,800      Johnson & Johnson                                                                3,600,576
       29,300      Medtronic, Inc.                                                                  1,486,975
       25,400      Merck & Company, Inc.                                                              894,842
       32,700      Novartis AG (ADR)                                                                1,812,888
      144,140      Pfizer, Inc.                                                                     3,591,969
        3,900      Sanofi-Aventis (ADR)                                                               185,055
        4,000      Stryker Corporation                                                                177,360
       13,200      Teva Pharmaceutical Industries, Ltd. (ADR)                                         543,576
        9,600  *   Triad Hospitals, Inc.                                                              402,240
       29,200      UnitedHealth Group, Inc.                                                         1,631,112
       21,900      Wyeth                                                                            1,062,588
--------------------------------------------------------------------------------------------------------------
                                                                                                   22,506,935
--------------------------------------------------------------------------------------------------------------
                   Industrials--13.2%
       18,500      3M Company                                                                       1,400,265
       13,400      Boeing Company                                                                   1,044,262
       23,000      Caterpillar, Inc.                                                                1,651,630
       56,400      Cendant Corporation                                                                978,540
       12,000      Dover Corporation                                                                  582,720
       13,600      Emerson Electric Company                                                         1,137,368
      145,500      General Electric Company                                                         5,060,490
       19,700      Honeywell International, Inc.                                                      842,569
        5,300      Illinois Tool Works, Inc.                                                          510,443
        9,200      ITT Industries, Inc.                                                               517,224
       20,500      Lockheed Martin Corporation                                                      1,540,165
       28,700      Masco Corporation                                                                  932,463
       15,200      Northrop Grumman Corporation                                                     1,038,008
       60,100      Tyco International, Ltd.                                                         1,615,488
       10,700      Union Pacific Corporation                                                          998,845
       13,500      United Parcel Service, Inc. - Class "B"                                          1,071,630
       43,600      United Technologies Corporation                                                  2,527,492
--------------------------------------------------------------------------------------------------------------
                                                                                                   23,449,602
--------------------------------------------------------------------------------------------------------------
                   Information Technology--16.1%
       13,600      Accenture, Ltd. - Class "A"                                                        408,952
       12,500      Analog Devices, Inc.                                                               478,625
        5,600  *   Apple Computer, Inc.                                                               351,232
       27,900      Applied Materials, Inc.                                                            488,529
       10,000      Automatic Data Processing, Inc.                                                    456,800
       95,700  *   Cisco Systems, Inc.                                                              2,073,819
       46,800  *   Corning, Inc.                                                                    1,259,388
       60,800  *   Dell, Inc.                                                                       1,809,408
      121,400  *   EMC Corporation                                                                  1,654,682
       33,800      First Data Corporation                                                           1,582,516
       40,100      Hewlett-Packard Company                                                          1,319,290
      114,800      Intel Corporation                                                                2,221,380
       26,300      International Business Machines Corporation                                      2,168,961
       12,100      Maxim Integrated Products, Inc.                                                    449,515
      180,600      Microsoft Corporation                                                            4,914,126
       37,900      Motorola, Inc.                                                                     868,289
       16,800      National Semiconductor Corporation                                                 467,712
       75,300      Nokia Corporation - Class "A" (ADR)                                              1,560,216
       83,700  *   Oracle Corporation                                                               1,145,853
       14,500      QUALCOMM, Inc.                                                                     733,845
       36,020  *   Symantec Corporation                                                               606,217
       39,300      Texas Instruments, Inc.                                                          1,276,071
       19,700  *   Xerox Corporation                                                                  299,440
--------------------------------------------------------------------------------------------------------------
                                                                                                   28,594,866
--------------------------------------------------------------------------------------------------------------
                   Materials--2.8%
       21,000      Alcoa, Inc.                                                                        641,760
       14,916      Cemex SA de CV (ADR)                                                               973,716
       32,100      Dow Chemical Company                                                             1,303,260
       21,100      DuPont (E.I.) de Nemours & Company                                                 890,631
       23,800      International Paper Company                                                        822,766
        6,700      Newmont Mining Corporation                                                         347,663
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,979,796
--------------------------------------------------------------------------------------------------------------
                   Telecommunication Services--2.8%
       53,200      AT&T, Inc.                                                                       1,438,528
       74,222      Sprint Corporation                                                               1,917,896
       44,500      Verizon Communications, Inc.                                                     1,515,670
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,872,094
--------------------------------------------------------------------------------------------------------------
                   Utilities--1.0%
       58,300      Duke Energy Corporation                                                          1,699,445
--------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $129,561,207)                                                  175,213,432
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM CORPORATE NOTES--1.0%
       $1,800M     Toyota Motor Credit Corp., 4.75%, 4/6/06
                      (cost $1,798,812)                                                             1,798,812
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $131,360,019)                             99.9%                  177,012,244
Other Assets, Less Liabilities                                               .1                        90,006
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                100.0%                 $177,102,250
==============================================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR  American Depositary Receipts

  At March 31, 2006, the cost of investments for federal income tax purposes was $134,778,831.
  Accumulated net unrealized appreciation on investments was $42,233,413, consisting of
  $45,406,369 gross unrealized appreciation and $3,172,956 gross unrealized depreciation.


Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------

    Principal                                                          Interest
       Amount      Security                                               Rate*                         Value
--------------------------------------------------------------------------------------------------------------
                   CORPORATE NOTES--28.5%
         $275M     AIG Funding, Inc., 5/15/06                             4.78%                      $273,393
          275M     Florida Power & Light Co., 4/20/06                     4.71                        274,315
          250M     Gannett Co., Inc., 4/27/06 +                           4.72                        249,147
          275M     General Electric Capital Corp., 4/4/06                 4.50                        274,896
          275M     National Rural Utilities Cooperative Finance Corp.,
                     4/13/06                                              4.72                        274,567
          178M     Paccar Financial Corp., 4/17/06                        4.66                        177,631
          150M     Toyota Motor Credit Corp., 4/14/06                     4.63                        149,749
--------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $1,673,698)                                                    1,673,698
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT AGENCY OBLIGATIONS--46.3%
                   Fannie Mae:
          350M        4/5/06                                              4.42                        349,827
          115M        4/28/06                                             3.69                        114,869
          100M        10/6/06                                             4.83                         98,918
          150M        2/12/07                                             5.00                        148,104
                   Federal Home Loan Bank:
           70M        4/7/06                                              3.78                         69,991
          200M        4/21/06                                             4.50                        199,496
          100M        6/30/06                                             3.75                        100,000
          200M        3/16/07                                             5.07                        198,042
                   Freddie Mac:
          650M        4/11/06                                             4.47                        649,172
          150M        4/28/06                                             3.56                        149,904
          150M        6/2/06                                              4.12                        149,530
          100M        6/9/06                                              4.10                         99,626
          200M        11/3/06                                             4.51                        199,991
          195M        11/9/06                                             4.67                        194,792
--------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $2,722,262)                                 2,722,262
--------------------------------------------------------------------------------------------------------------
                   FLOATING RATE NOTES--17.0%
          100M     Federal Home Loan Bank, 5/24/06                        4.20                        100,000
          200M     Merrill Lynch & Co., Inc., 4/18/06                     4.88                        200,030
          250M     US Bank, NA, 1/25/07                                   4.58                        250,000
          250M     Wachovia Bank, NA, 12/4/06                             4.79                        250,000
          200M     Wells Fargo & Co., 9/15/06                             5.00                        200,100
--------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $1,000,130)                                                1,000,130
--------------------------------------------------------------------------------------------------------------
                   BANKERS' ACCEPTANCES--8.3%
          234M     Bank of America, NA, 4/12/06                           4.55                        233,673
          255M     JPMorgan Chase & Co., 4/10/06                          4.50                        254,712
--------------------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $488,385)                                                   488,385
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $5,884,475)**                           100.1%                     5,884,475
Excess of Liabilities Over Other Assets                                    (.1)                        (3,842)
--------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%                    $5,880,633
==============================================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2006.

 + Security exempt from registration under Section 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2006, the Fund held one Section 4(2) securities with an aggregate value of $249,147 representing 4.2% of the Fund's net assets.

** Aggregate cost for federal income tax purposes is the same.


Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE DISCOVERY FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------
    Shares or
    Principal
       Amount      Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   COMMON STOCKS--98.6%
                   Consumer Discretionary--11.6%
       88,200      Catalina Marketing Corporation                                                  $2,037,420
       75,600      Dillard's, Inc. - Class "A"                                                      1,968,624
        1,100      Ethan Allen Interiors, Inc.                                                         46,222
       60,900      Jackson Hewitt Tax Service, Inc.                                                 1,923,222
      153,200      Journal Communications, Inc.                                                     1,899,680
       40,400      Media General, Inc. - Class "A"                                                  1,883,448
       99,000  *   Payless ShoeSource, Inc.                                                         2,266,110
       93,675      RadioShack Corporation                                                           1,801,370
       57,300  *   Scholastic Corporation                                                           1,533,348
      150,300  *   Tempur-Pedic International, Inc.                                                 2,126,745
--------------------------------------------------------------------------------------------------------------
                                                                                                   17,486,189
--------------------------------------------------------------------------------------------------------------
                   Consumer Staples--9.0%
      115,900      Chiquita Brands International, Inc.                                              1,943,643
       63,775      Church & Dwight Co., Inc.                                                        2,354,573
       92,100      Flowers Foods, Inc.                                                              2,735,370
       66,500      Hormel Foods Corporation                                                         2,247,700
       50,500      Lancaster Colony Corporation                                                     2,121,000
       73,290      Tootsie Roll Industries, Inc.                                                    2,145,194
--------------------------------------------------------------------------------------------------------------
                                                                                                   13,547,480
--------------------------------------------------------------------------------------------------------------
                   Energy--4.8%
       82,400  *   Denbury Resources, Inc.                                                          2,609,608
      118,200  *   Parker Drilling Company                                                          1,095,714
       30,900  *   Swift Energy Company                                                             1,157,514
       34,300      Tesoro Corporation                                                               2,344,062
--------------------------------------------------------------------------------------------------------------
                                                                                                    7,206,898
--------------------------------------------------------------------------------------------------------------
                   Financials--3.9%
       58,900      Calamos Asset Management, Inc. - Class "A"                                       2,202,860
       36,300      Commerce Bancorp, Inc.                                                           1,330,395
       66,850      HCC Insurance Holdings, Inc.                                                     2,326,380
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,859,635
--------------------------------------------------------------------------------------------------------------
                   Health Care--8.9%
      109,100  *   AMN Healthcare Services, Inc.                                                    2,042,352
       79,900  *   AmSurg Corporation                                                               1,812,931
      237,800  *   BioScrip, Inc.                                                                   1,714,538
       43,400  *   Humana, Inc.                                                                     2,285,010
       34,500  *   Lincare Holdings, Inc.                                                           1,344,120
       57,800  *   Magellan Health Services, Inc. - Class "A"                                       2,339,166
       53,500      West Pharmaceutical Services, Inc.                                               1,857,520
--------------------------------------------------------------------------------------------------------------
                                                                                                   13,395,637
--------------------------------------------------------------------------------------------------------------
                   Industrials--22.9%
       60,800  *   Aviall, Inc.                                                                     2,315,264
       33,850      Carlisle Companies, Inc.                                                         2,768,930
       67,800      CLARCOR, Inc.                                                                    2,413,680
       32,200      Curtiss-Wright Corporation                                                       2,131,640
       39,100      HNI Corporation                                                                  2,306,900
       33,300  *   Jacobs Engineering Group, Inc.                                                   2,888,442
       48,200      John H. Harland Company                                                          1,894,260
       76,000  *   Kansas City Southern, Inc.                                                       1,877,200
       49,700  *   NCI Building Systems, Inc.                                                       2,970,569
       89,500      Stewart & Stevenson Services, Inc.                                               3,264,960
       41,600      United Industrial Corporation                                                    2,534,688
       63,200      Wabtec Corporation                                                               2,060,320
       76,250      Watson Wyatt & Company Holdings - Class "A"                                      2,484,225
       81,000      Woodward Governor Company                                                        2,693,250
--------------------------------------------------------------------------------------------------------------
                                                                                                   34,604,328
--------------------------------------------------------------------------------------------------------------
                   Information Technology--21.4%
       91,300  *   Avnet, Inc.                                                                      2,317,194
      131,400      AVX Corporation                                                                  2,325,780
       67,800  *   Cabot Microelectronics Corporation                                               2,515,380
       80,700  *   Checkpoint Systems, Inc.                                                         2,169,216
      151,400  *   Convergys Corporation                                                            2,756,994
       29,000      Imation Corporation                                                              1,244,390
       58,700  *   Intergraph Corporation                                                           2,445,442
       69,900  *   MEMC Electronic Materials, Inc.                                                  2,580,708
       99,700      MoneyGram International, Inc.                                                    3,062,784
      208,750  *   Overland Storage, Inc.                                                           1,895,450
       46,300  *   Rogers Corporation                                                               2,522,424
      107,500      Sabre Holdings Corporation - Class "A"                                           2,529,475
      212,800  *   Tyler Technologies, Inc.                                                         2,340,800
       56,850  *   Varian Semiconductor Equipment Associates, Inc.                                  1,596,348
--------------------------------------------------------------------------------------------------------------
                                                                                                   32,302,385
--------------------------------------------------------------------------------------------------------------
                   Materials--6.9%
       39,400      AptarGroup, Inc.                                                                 2,176,850
       71,600      Bowater, Inc.                                                                    2,117,928
       55,500      Commercial Metals Company                                                        2,968,695
       50,400      Eagle Materials, Inc.                                                            3,213,504
--------------------------------------------------------------------------------------------------------------
                                                                                                   10,476,977
--------------------------------------------------------------------------------------------------------------
                   Telecommunication Services--4.2%
       59,700      CenturyTel, Inc.                                                                 2,335,464
      225,300  *   Premiere Global Services, Inc.                                                   1,813,665
       60,475      Telephone & Data Systems, Inc. - Special Shares                                  2,282,932
--------------------------------------------------------------------------------------------------------------
                                                                                                    6,432,061
--------------------------------------------------------------------------------------------------------------
                   Utilities--5.0%
       70,100      Atmos Energy Corporation                                                         1,845,733
      148,200  *   CMS Energy Corporation                                                           1,919,190
      108,000      Duquesne Light Holdings, Inc.                                                    1,782,000
       89,900      Pepco Holdings, Inc.                                                             2,048,821
--------------------------------------------------------------------------------------------------------------
                                                                                                    7,595,744
--------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $123,467,512)                                                  148,907,334
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--1.3%
       $1,900M     Federal Home Loan Bank, 4.63%, 4/3/06 (cost $1,899,511)                          1,899,511
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $125,367,023)                                           99.9%    150,806,845
Other Assets, Less Liabilities                                                             .1         174,377
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%   $150,981,222
==============================================================================================================

* Non-income producing

  At March 31, 2006, the cost of investments for federal income tax purposes was $125,488,448. Accumulated net unrealized appreciation on investments was $25,318,397, consisting of $29,727,100 gross unrealized appreciation and $4,408,703 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------
    Shares or
    Principal
       Amount      Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   COMMON STOCKS--97.6%
                   Consumer Discretionary--9.1%
        6,400      CBS Corporation - Class "B"                                                       $153,472
        2,600      Federated Department Stores, Inc.                                                  189,800
        3,100      Lowe's Companies, Inc.                                                             199,764
        1,300      NIKE, Inc. - Class "B"                                                             110,630
       13,600      Time Warner, Inc.                                                                  228,344
        4,250  *   Viacom, Inc. - Class "B"                                                           164,900
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,046,910
--------------------------------------------------------------------------------------------------------------
                   Consumer Staples--8.9%
        4,600      Altria Group, Inc.                                                                 325,956
        5,200      PepsiCo, Inc.                                                                      300,508
        6,900      Procter & Gamble Company                                                           397,578
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,024,042
--------------------------------------------------------------------------------------------------------------
                   Energy--8.7%
        7,000      ConocoPhillips                                                                     442,050
        1,900      GlobalSantaFe Corporation                                                          115,425
        3,000      Noble Energy, Inc.                                                                 131,760
        2,500      Schlumberger, Ltd.                                                                 316,425
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,005,660
--------------------------------------------------------------------------------------------------------------
                   Financials--18.3%
        4,300      ACE, Ltd.                                                                          223,643
        3,000      American International Group, Inc.                                                 198,270
        9,800      Bank of America Corporation                                                        446,292
        7,300      Citigroup, Inc.                                                                    344,779
        3,000      Golden West Financial Corporation                                                  203,700
        3,600      Merrill Lynch & Company, Inc.                                                      283,536
        3,500      State Street Corporation                                                           211,505
        1,800      UBS AG                                                                             197,946
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,109,671
--------------------------------------------------------------------------------------------------------------
                   Health Care--16.7%
        3,700      Abbott Laboratories                                                                157,139
        4,300  *   Amgen, Inc.                                                                        312,825
        3,600      Eli Lilly & Company                                                                199,080
        1,200  *   Genzyme Corporation                                                                 80,664
        6,800      Medtronic, Inc.                                                                    345,100
        5,800      Sanofi-Aventis (ADR)                                                               275,210
       12,300      Schering-Plough Corporation                                                        233,577
        4,100  *   WellPoint, Inc.                                                                    317,463
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,921,058
--------------------------------------------------------------------------------------------------------------
                   Industrials--12.5%
        2,400      Boeing Company                                                                     187,032
        1,500      Caterpillar, Inc.                                                                  107,715
       11,300      General Electric Company                                                           393,014
        2,700      Lockheed Martin Corporation                                                        202,851
        3,600      Textron, Inc.                                                                      336,204
        6,300      Waste Management, Inc.                                                             222,390
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,449,206
--------------------------------------------------------------------------------------------------------------
                   Information Technology--19.4%
        4,500      Analog Devices, Inc.                                                               172,305
        3,900      Automatic Data Processing, Inc.                                                    178,152
       11,300  *   Cisco Systems, Inc.                                                                244,871
       10,000  *   Corning, Inc.                                                                      269,100
        3,800  *   Dell, Inc.                                                                         113,088
       13,100  *   EMC Corporation                                                                    178,553
        5,000      First Data Corporation                                                             234,100
          710  *   Google, Inc. - Class "A"                                                           276,900
       20,900      Microsoft Corporation                                                              568,689
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,235,758
--------------------------------------------------------------------------------------------------------------
                   Materials--1.1%
          600      Rio Tinto PLC (ADR)                                                                124,200
--------------------------------------------------------------------------------------------------------------
                   Telecommunication Services--2.9%
       12,840      Sprint Nextel Corporation                                                          331,786
--------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $9,732,184)                                                     11,248,291
--------------------------------------------------------------------------------------------------------------
                   REPURCHASE AGREEMENT--2.8%
         $326M     UBS Securities, 4.53%, dated 3/31/06, to be
                      repurchased at $326,123 on 4/3/06
                      (collateralized by U.S. Treasury Bonds,
                      6.125%, 8/15/29, valued at $335,998)
                      (cost $326,000)                                                                 326,000
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $10,058,184)                                           100.4%     11,574,291
Excess of Liabilities Over Other Assets                                                   (.4)        (52,320)
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $11,521,971
==============================================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR  American Depositary Receipts

  At March 31, 2006, the cost of investments for federal income tax purposes was $10,099,252. Accumulated net unrealized appreciation on investments was $1,475,039, consisting of $1,585,279 gross unrealized appreciation and $110,240 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE GOVERNMENT FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------
    Principal
       Amount      Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MORTGAGE-BACKED CERTIFICATES--80.3%
                   Fannie Mae--14.2%
       $1,304M     5.5%, 10/1/2032 - 7/1/2034                                                      $1,275,794
          176M     6%, 8/1/2033                                                                       175,707
          160M     7%, 5/1/2031                                                                       166,624
          729M     9%, 6/1/2015 - 11/1/2026                                                           790,296
          389M     11%, 10/1/2015                                                                     435,609
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,844,030
--------------------------------------------------------------------------------------------------------------
                   Freddie Mac--12.2%
        1,780M     6%, 8/1/2032 - 10/1/2035                                                         1,782,133
          378M     6.5%, 7/1/2032 - 12/1/2032                                                         386,354
          244M     8.5%, 7/1/2016 - 9/1/2024                                                          263,448
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,431,935
--------------------------------------------------------------------------------------------------------------
                   Government National Mortgage Association I Program--53.9%
        1,349M     5%, 5/15/2034 - 10/15/2035                                                       1,307,841
        3,814M     5.5%, 2/15/2033 - 1/15/2036                                                      3,782,811
        2,277M     6%, 11/15/2032 - 5/15/2035                                                       2,313,223
        1,295M     6.5%, 7/15/2032 - 8/15/2034                                                      1,347,550
        1,529M     7%, 1/15/2030 - 10/15/2032                                                       1,608,420
          390M     10%, 5/15/2019 - 8/15/2019                                                         438,701
--------------------------------------------------------------------------------------------------------------
                                                                                                   10,798,546
--------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $16,338,456)                                     16,074,511
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT AGENCY OBLIGATIONS--9.7%
        1,000M     Federal Farm Credit Bank, 4.55%, 2011                                              965,319
        1,000M     Federal Home Loan Bank, 5%, 2012                                                   976,219
--------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $1,991,637)                                 1,941,538
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT OBLIGATIONS--5.0%
          941M     FDA Queens LP, 6.99%, 2017 (cost $1,070,363)+                                    1,009,943
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--3.0%
                   U.S. Treasury Bills:
          300M        4.345%, 4/6/06                                                                  299,818
          300M        4.57%, 4/13/06                                                                  299,543
--------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Obligations (cost $599,361)                                 599,361
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $19,999,817)                                          98.0%       19,625,353
Other Assets, Less Liabilities                                                          2.0           394,633
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0%      $20,019,986
==============================================================================================================

+ Security exempt from registration under Rule 144A of Securities Act of 1933.
  Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2006, the Fund held one
  144A security with a value of $1,009,943 representing 5.0% of the Fund's net assets.

  At March 31, 2006, the cost of investments for federal income tax purposes was $19,999,817. Accumulated net unrealized depreciation on investments was $374,464, consisting of $39,800 gross unrealized appreciation and $414,264 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE GROWTH FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------
    Shares or
    Principal
       Amount      Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   COMMON STOCKS--98.8%
                   Consumer Discretionary--13.3%
       42,200      Abercrombie & Fitch Company - Class "A"                                         $2,460,260
       35,600  *   Career Education Corporation                                                     1,343,188
      119,150      CBS Corporation - Class "B"                                                      2,857,217
       22,900      Christopher & Banks Corporation                                                    531,509
       37,650  *   Coldwater Creek, Inc.                                                            1,046,670
       70,266      D.R. Horton, Inc.                                                                2,334,237
       43,000      Federated Department Stores, Inc.                                                3,139,000
       15,500  *   ITT Educational Services, Inc.                                                     992,775
       35,925  *   Jos. A. Bank Clothiers, Inc.                                                     1,722,604
       35,900      Lowe's Companies, Inc.                                                           2,313,396
       84,600      Michaels Stores, Inc.                                                            3,179,268
       34,300  *   O'Reilly Automotive, Inc.                                                        1,254,008
       95,700  *   Penn National Gaming, Inc.                                                       4,036,626
       34,000  *   RARE Hospitality International, Inc.                                             1,184,220
       24,500  *   Shuffle Master, Inc.                                                               875,630
      183,800      Time Warner, Inc.                                                                3,086,002
       26,100  *   Univision Communications, Inc. - Class "A"                                         899,667
       30,650  *   Viacom, Inc. - Class "B"                                                         1,189,220
--------------------------------------------------------------------------------------------------------------
                                                                                                   34,445,497
--------------------------------------------------------------------------------------------------------------
                   Consumer Staples--5.3%
       55,900      Altria Group, Inc.                                                               3,961,074
       26,800      Loews Corporation-Carolina Group                                                 1,266,836
       60,500      PepsiCo, Inc.                                                                    3,496,295
       85,300      Procter & Gamble Company                                                         4,914,986
--------------------------------------------------------------------------------------------------------------
                                                                                                   13,639,191
--------------------------------------------------------------------------------------------------------------
                   Energy--9.7%
       35,800      Cameco Corporation                                                               1,288,800
       71,600      Chesapeake Energy Corporation                                                    2,248,956
       60,600      ConocoPhillips                                                                   3,826,890
       79,000      ExxonMobil Corporation                                                           4,807,940
       22,900      GlobalSantaFe Corporation                                                        1,391,175
       16,300  *   National-Oilwell Varco, Inc.                                                     1,045,156
      106,800      Noble Energy, Inc.                                                               4,690,656
       65,600      Patterson-UTI Energy, Inc.                                                       2,096,576
       24,800      Schlumberger, Ltd.                                                               3,138,936
       18,500      Woodside Petroleum, Ltd. (ADR)                                                     599,944
--------------------------------------------------------------------------------------------------------------
                                                                                                   25,135,029
--------------------------------------------------------------------------------------------------------------
                   Financials--16.6%
       52,100      ACE, Ltd.                                                                        2,709,721
       14,300  *   Affiliated Managers Group, Inc.                                                  1,524,523
       34,074      American International Group, Inc.                                               2,251,951
      122,800      Bank of America Corporation                                                      5,592,312
       21,200      Chubb Corporation                                                                2,023,328
       89,652      Citigroup, Inc.                                                                  4,234,264
       74,700      Doral Financial Corporation                                                        862,785
      168,300  *   E*TRADE Financial Corporation                                                    4,540,734
       13,600      First Marblehead Corporation                                                       588,200
       31,200      Golden West Financial Corporation                                                2,118,480
       32,100      IndyMac Bancorp, Inc.                                                            1,313,853
       42,700      Merrill Lynch & Company, Inc.                                                    3,363,052
       72,000      Nuveen Investments - Class "A"                                                   3,466,800
       32,200      Simon Property Group, Inc. (REIT)                                                2,709,308
       42,400      State Street Corporation                                                         2,562,232
       14,400      UBS AG - Registered                                                              1,583,568
       24,200      W.R. Berkley Corporation                                                         1,405,052
--------------------------------------------------------------------------------------------------------------
                                                                                                   42,850,163
--------------------------------------------------------------------------------------------------------------
                   Health Care--18.1%
       45,200      Abbott Laboratories                                                              1,919,644
       21,200  *   Alkermes, Inc.                                                                     467,460
       28,500  *   Amedisys, Inc.                                                                     990,375
       50,800  *   Amgen, Inc.                                                                      3,695,700
       33,000      Applera Corporation - Applied Biosystems Group                                     895,620
       38,200      Biomet, Inc.                                                                     1,356,864
       47,600      Biovail Corporation                                                              1,159,060
       16,500      Cooper Companies, Inc.                                                             891,495
       34,600  *   Coventry Health Care, Inc.                                                       1,867,708
       24,200      Diagnostic Products Corporation                                                  1,152,646
       32,300      Eisai Co., Ltd. (ADR)                                                            1,404,349
       42,500      Eli Lilly & Company                                                              2,350,250
       62,500  *   Fisher Scientific International, Inc.                                            4,253,125
       30,200  *   Genzyme Corporation                                                              2,030,044
       40,100  *   Health Net, Inc.                                                                 2,037,882
       45,400  *   Kinetic Concepts, Inc.                                                           1,869,118
       18,400  *   MedImmune, Inc.                                                                    673,072
       83,900      Medtronic, Inc.                                                                  4,257,925
       30,200      Omnicare, Inc.                                                                   1,660,698
       27,600  *   Patterson Companies, Inc.                                                          971,520
       69,200      Sanofi-Aventis (ADR)                                                             3,283,540
      156,700      Schering-Plough Corporation                                                      2,975,733
       17,000  *   Waters Corporation                                                                 733,550
       47,600  *   WellPoint, Inc.                                                                  3,685,668
--------------------------------------------------------------------------------------------------------------
                                                                                                   46,583,046
--------------------------------------------------------------------------------------------------------------
                   Industrials--11.8%
       29,300      Boeing Company                                                                   2,283,349
       17,900      Caterpillar, Inc.                                                                1,285,399
       15,800      CNF, Inc.                                                                          789,052
       17,600      Fastenal Company                                                                   833,184
       27,700      Fluor Corporation                                                                2,376,660
      137,000      General Electric Company                                                         4,764,860
       90,500  *   Himax Technologies, Inc. (ADR)                                                     791,875
       34,300      Lockheed Martin Corporation                                                      2,576,959
       23,700      Oshkosh Truck Corporation                                                        1,475,088
       32,600      Precision Castparts Corporation                                                  1,936,440
        6,300  *   Terex Corporation                                                                  499,212
       44,200      Textron, Inc.                                                                    4,127,838
       52,600      United Technologies Corporation                                                  3,049,222
      101,800      Waste Management, Inc.                                                           3,593,540
        2,900  *   YRC Worldwide, Inc.                                                                110,374
--------------------------------------------------------------------------------------------------------------
                                                                                                   30,493,052
--------------------------------------------------------------------------------------------------------------
                   Information Technology--18.0%
       73,300  *   Adobe Systems, Inc.                                                              2,559,636
       47,000  *   Alliance Data Systems Corporation                                                2,198,190
       45,800  *   Amdocs, Ltd.                                                                     1,651,548
       30,200      Amphenol Corporation - Class "A"                                                 1,575,836
       56,400      Analog Devices, Inc.                                                             2,159,556
       25,800      Autodesk, Inc.                                                                     993,816
       24,500  *   Avid Technology, Inc.                                                            1,064,770
       14,400      CDW Corporation                                                                    847,440
      141,100  *   Cisco Systems, Inc.                                                              3,057,637
      157,200  *   Corning, Inc.                                                                    4,230,252
       48,700  *   Dell, Inc.                                                                       1,449,312
       17,900  *   DST Systems, Inc.                                                                1,037,126
      160,700  *   EMC Corporation                                                                  2,190,340
       47,000      First Data Corporation                                                           2,200,540
       15,000  *   Foundry Networks, Inc.                                                             272,400
        8,900  *   Google, Inc. - Class "A"                                                         3,471,000
       23,400  *   Intuit, Inc.                                                                     1,244,646
       20,000  *   Lam Research Corporation                                                           860,000
       23,400  *   MEMC Electronic Materials, Inc.                                                    863,928
       34,100      Microchip Technology, Inc.                                                       1,237,830
      263,500      Microsoft Corporation                                                            7,169,835
       42,400  *   QLogic Corporation                                                                 820,440
       33,400      QUALCOMM, Inc.                                                                   1,690,374
       61,800  *   Varian Semiconductor Equipment Associates, Inc.                                  1,735,344
--------------------------------------------------------------------------------------------------------------
                                                                                                   46,581,796
--------------------------------------------------------------------------------------------------------------
                   Materials--3.6%
       41,800      Companhia Vale Do Rio Doce (ADR)                                                 2,028,554
       23,100      Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                 1,380,687
       33,400      Inco, Ltd.                                                                       1,666,326
       13,800      Martin Marietta Materials, Inc.                                                  1,477,014
       26,100      Newmont Mining Corporation                                                       1,354,329
        7,200      Rio Tinto PLC - (ADR)                                                            1,490,400
--------------------------------------------------------------------------------------------------------------
                                                                                                    9,397,310
--------------------------------------------------------------------------------------------------------------
                   Other--.8%
       34,900      Market 2000+ HOLDRs Trust                                                        1,923,688
--------------------------------------------------------------------------------------------------------------
                   Telecommunication Services--1.6%
        2,900  *   NeuStar, Inc. - Class "A"                                                           89,900
      155,352      Sprint Nextel Corporation                                                        4,014,296
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,104,196
--------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $200,192,682)                                                  255,152,968
--------------------------------------------------------------------------------------------------------------
                   REPURCHASE AGREEMENT--1.9%
       $4,976M     UBS Securities, 4.53%, dated 3/31/06, to be repurchased at
                      $4,977,878 on 4/3/06 (collateralized by U.S. Treasury
                       Bonds, 6.75%, 8/15/26, valued at $5,120,017)
                       (cost $4,976,000)                                                            4,976,000
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $205,168,682)                           100.7%                   260,128,968
Excess of Liabilities Over Other Assets                                    (.7)                    (1,939,122)
--------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%                  $258,189,846
==============================================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR  American Depositary Receipts
    REIT  Real Estate Investment Trust

  At March 31, 2006, the cost of investments for federal income tax purposes was $206,263,351. Accumulated net unrealized appreciation on investments was $53,865,617, consisting of $56,456,978 gross unrealized appreciation and $2,591,361 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE HIGH YIELD FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------
    Principal
      Amount,
    Shares or
     Warrants      Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   CORPORATE BONDS--89.9%
                   Aerospace/Defense--2.4%
         $600M     DRS Technologies, Inc., 6.875%, 2013                                              $603,000
          400M     Dyncorp International, LLC, 9.5%, 2013                                             418,000
          190M     GenCorp, Inc., 9.5%, 2013                                                          206,150
          400M     L-3 Communications Corp., 7.625%, 2012                                             415,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,642,150
--------------------------------------------------------------------------------------------------------------
                   Automotive--8.4%
          200M     Accuride Corp., 8.5%, 2015                                                         199,250
                   Asbury Automotive Group, Inc.:
          175M        9%, 2012                                                                        179,594
          600M        8%, 2014                                                                        604,500
          750M     Cooper Standard Automotive, Inc., 8.375%, 2014                                     588,750
          250M     Cummins, Inc., 9.5%, 2010                                                          268,125
                   Dana Corp.:
          375M        9%, 2011  ++                                                                    286,875
           10M        9%, 2011  ++  **                                                                  7,650
                   Delco Remy International, Inc.:
          500M        11%, 2009                                                                       260,000
          250M        9.375%, 2012                                                                    121,250
                   General Motors Acceptance Corp.:
          350M        4.5%, 2006                                                                      347,020
          500M        6.75%, 2014                                                                     450,813
        1,000M     Special Devices, Inc., 11.375%, 2008                                               756,250
          750M     Tenneco Automotive, Inc., 8.625%, 2014                                             753,750
          448M     TRW Automotive, Inc., 9.375%, 2013                                                 486,640
          400M     United Components, Inc., 9.375%, 2013                                              388,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,698,467
--------------------------------------------------------------------------------------------------------------
                   Chemicals--11.4%
          225M     BCP Crystal US Holdings Corp., 9.625%, 2014                                        250,313
          350M     Equistar Chemicals LP, 10.625%, 2011                                               380,625
          235M     Ethyl Corp., 8.875%, 2010                                                          244,987
          200M     Huntsman International, LLC, 7.375%, 2015  +                                       203,000
                   Huntsman, LLC:
          183M        11.625%, 2010                                                                   208,162
          319M        11.5%, 2012                                                                     368,445
          900M     IMC Global, Inc., 10.875%, 2013                                                  1,035,000
          700M     Innophos, Inc., 8.875%, 2014                                                       731,500
                   Lyondell Chemical Co.:
          650M        9.625%, 2007                                                                    674,375
          213M        9.5%, 2008                                                                      222,585
          425M     Millennium America, Inc., 9.25%, 2008                                              434,031
          400M     Nell AF Sarl, 8.375%, 2015  +                                                      399,000
          100M     Omnova Solutions, Inc., 11.25%, 2010                                               106,250
                   Resolution Performance Products, LLC:
          100M        8%, 2009                                                                        103,500
        1,675M        13.5%, 2010                                                                   1,798,531
          337M     Terra Capital, Inc., 11.5%, 2010                                                   374,070
          200M     Tronox Worldwide, LLC, 9.5%, 2012  +                                               211,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    7,745,374
--------------------------------------------------------------------------------------------------------------
                   Consumer Non-Durables--3.9%
          200M     Broder Brothers Co., 11.25%, 2010                                                  200,000
          500M     GFSI, Inc., 11%, 2011  +                                                           487,500
                   Levi Strauss & Co.:
          500M        9.28%, 2012  ***                                                                520,000
          400M        9.75%, 2015                                                                     423,000
          800M     Playtex Products, Inc., 9.375%, 2011                                               840,000
          250M     Remington Arms Co., 10.5%, 2011                                                    207,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,678,000
--------------------------------------------------------------------------------------------------------------
                   Energy--9.7%
          700M     Bluewater Finance, Ltd., 10.25%, 2012                                              738,500
                   Chesapeake Energy Corp.:
          200M        7.5%, 2014                                                                      210,500
        1,000M        6.625%, 2016                                                                  1,002,500
                   Compagnie Generale de Geophysique:
          350M        7.5%, 2015  +                                                                   362,250
          150M        7.5%, 2015                                                                      155,250
          250M     Delta Petroleum Corp., 7%, 2015                                                    230,000
          300M     Dresser, Inc., 9.375%, 2011                                                        315,000
        1,000M     El Paso Production Holding Co., 7.75%, 2013                                      1,041,250
          200M     Energy Partners, Ltd., 8.75%, 2010                                                 205,500
                   Giant Industries, Inc.:
          650M        11%, 2012                                                                       721,500
          450M        8%, 2014                                                                        466,875
          750M     POGO Producing Co., 6.875%, 2017                                                   744,375
          400M     Tesoro Corp., 6.25%, 2012  +                                                       395,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    6,588,500
--------------------------------------------------------------------------------------------------------------
                   Financial--1.8%
          960M     Dow Jones CDX, High Yield, Trust 1, Series 4, 8.25%, 2010  +                       975,600
          256M     Targeted Return Index Securities Trust, 7.651%, 2015  +   ***                      259,394
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,234,994
--------------------------------------------------------------------------------------------------------------
                   Food/Beverage/Tobacco--1.6%
                   Land O'Lakes, Inc.:
          200M        9%, 2010                                                                        214,000
           33M        8.75%, 2011                                                                      34,609
          200M     Pierre Foods, Inc., 9.875%, 2012                                                   206,500
          350M     Pilgrim's Pride Corp., 9.625%, 2011                                                366,625
          250M     Southern States Cooperative, Inc., 10.5%, 2010  +                                  266,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,087,984
--------------------------------------------------------------------------------------------------------------
                   Food/Drug--1.2%
          750M     Ingles Markets, Inc., 8.875%, 2011                                                 787,500
--------------------------------------------------------------------------------------------------------------
                   Forest Products/Containers--.9%
          250M     Stone Container Corp., 9.75%, 2011                                                 258,125
          370M     Tekni-Plex, Inc., 8.75%, 2013  +                                                   349,650
--------------------------------------------------------------------------------------------------------------
                                                                                                      607,775
--------------------------------------------------------------------------------------------------------------
                   Gaming/Leisure--7.2%
          500M     Circus & Eldorado/Silver Legacy, 10.125%, 2012                                     540,000
          250M     Herbst Gaming, Inc., 8.125%, 2012                                                  260,938
          500M     Isle of Capri Casinos, Inc., 7%, 2014                                              496,250
          600M     Mandalay Resort Group, 6.375%, 2011                                                593,250
          800M     MGM Mirage, Inc., 6.625%, 2015                                                     791,000
                   Park Place Entertainment Corp.:
          700M        9.375%, 2007                                                                    723,625
          500M        7%, 2013                                                                        521,497
        1,000M     Speedway Motorsports, Inc., 6.75%, 2013                                          1,005,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,931,560
--------------------------------------------------------------------------------------------------------------
                   Health Care--8.5%
          260M     Alliance Imaging, Inc., 7.25%, 2012                                                226,850
          500M     Encore Medical IHC, Inc., 9.75%, 2012                                              507,500
          400M     Fisher Scientific International, Inc., 6.125%, 2015                                392,500
          600M     Genesis Health Ventures, Inc., 9.75%, 2008  ++   **                                    375
                   HCA, Inc.:
          700M        6.75%, 2013                                                                     700,944
          485M        6.5%, 2016                                                                      474,940
          350M     Insight Health Services Corp., 9.875%, 2011                                        194,250
          140M     MedQuest, Inc., 11.875%, 2012                                                      106,400
        1,000M     Omnicare, Inc., 6.875%, 2015                                                     1,002,500
          100M     Res-Care, Inc., 7.75%, 2013  +                                                     101,000
          250M     Sybron Dental Specialties, Inc., 8.125%, 2012                                      265,000
                   Tenet Healthcare Corp.:
        1,050M        6.375%, 2011                                                                    952,875
          250M        9.25%, 2015  +                                                                  251,250
          600M     Triad Hospitals, Inc., 7%, 2013                                                    594,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,770,384
--------------------------------------------------------------------------------------------------------------
                   Housing--3.3%
          500M     Beazer Homes USA, Inc., 6.875%, 2015                                               477,500
          500M     Builders FirstSource, Inc., 8.999%, 2012  ***                                      515,000
          100M     NTK Holdings, Inc., 0%-10.75%, 2014  #                                              73,500
          500M     Ply Gem Industries, Inc., 9%, 2012                                                 467,500
                   William Lyon Homes, Inc.:
          500M        7.625%, 2012                                                                    437,500
          300M        10.75%, 2013                                                                    303,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,274,750
--------------------------------------------------------------------------------------------------------------
                   Information Technology--1.7%
          350M     Exodus Communications, Inc., 10.75%, 2009  ++  **                                      219
        1,000M     Iron Mountain, Inc., 8.25%, 2011                                                 1,010,400
          150M     Sanmina - SCI Corp., 8.125%, 2016                                                  152,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,162,869
--------------------------------------------------------------------------------------------------------------
                   Investment/Finance Companies--.8%
          500M     LaBranche & Co., Inc., 11%, 2012                                                   557,500
--------------------------------------------------------------------------------------------------------------
                   Manufacturing--1.4%
          200M     Case New Holland, Inc., 7.125%, 2014  +                                            198,500
        1,000M     Wolverine Tube, Inc., 7.375%, 2008  +                                              795,000
--------------------------------------------------------------------------------------------------------------
                                                                                                      993,500
--------------------------------------------------------------------------------------------------------------
                   Media-Broadcasting--4.9%
        1,250M     Block Communications, Inc., 8.25%, 2015  +                                       1,231,250
        1,020M     Clear Channel Communications, Inc., 5.5%, 2014                                     944,030
           50M     Nexstar Finance, Inc., 7%, 2014                                                     47,500
          350M     Sinclair Broadcasting Group, Inc., 8.75%, 2011                                     369,687
                   Young Broadcasting, Inc.:
          340M        10%, 2011                                                                       315,350
          500M        8.75%, 2014                                                                     430,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,337,817
--------------------------------------------------------------------------------------------------------------
                   Media-Cable TV--7.3%
          900M     Adelphia Communications Corp., 10.25%, 2011  ++                                    571,500
          715M     Atlantic Broadband Finance, LLC, 9.375%, 2014                                      681,038
          400M     Cablevision Systems Corp., 8%, 2012                                                392,000
                   Charter Communications Holdings, LLC:
        1,500M        10%, 2009                                                                     1,023,750
          250M        0%-11.75%, 2011  #                                                              128,750
          250M     CSC Holdings, Inc., 8.125%, 2009                                                   259,375
        1,000M     Echostar DBS Corp., 6.375%, 2011                                                   982,500
        1,000M     Mediacom LLC/Mediacom Capital Corp., 7.875%, 2011                                  947,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,986,413
--------------------------------------------------------------------------------------------------------------
                   Media-Diversified--2.8%
          500M     Cenveo, Inc., 7.875%, 2013                                                         491,250
                   MediaNews Group, Inc.:
          300M        6.875%, 2013                                                                    280,500
          200M        6.375%, 2014                                                                    181,500
                   Six Flags, Inc.:
          350M        8.875%, 2010                                                                    350,438
          150M        9.625%, 2014                                                                    151,875
          400M     Universal City Development Partners, Ltd., 11.75%, 2010                            443,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,898,563
--------------------------------------------------------------------------------------------------------------
                   Metals/Mining--1.0%
          200M     Metals USA, Inc., 11.125%, 2015  +                                                 221,000
          450M     Russell Metals, Inc., 6.375%, 2014                                                 446,625
--------------------------------------------------------------------------------------------------------------
                                                                                                      667,625
--------------------------------------------------------------------------------------------------------------
                   Retail-General Merchandise--3.1%
        1,000M     Gregg Appliances, Inc., 9%, 2013                                                   932,500
                   GSC Holdings Corp.:
          200M        8.405%, 2011  +  ***                                                            205,500
          200M        8%, 2012  +                                                                     199,500
          700M     Neiman Marcus Group, Inc., 10.375%, 2015  +                                        747,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,084,750
--------------------------------------------------------------------------------------------------------------
                   Services--4.8%
                   Allied Waste NA, Inc.:
          400M        5.75%, 2011                                                                     383,000
          206M        9.25%, 2012                                                                     223,253
          200M        7.875%, 2013                                                                    209,750
          700M        7.375%, 2014                                                                    696,500
          220M     Hydrochem Industrial Services, Inc., 9.25%, 2013  +                                219,450
          500M     United Rentals, Inc., 6.5%, 2012                                                   492,500
        1,000M     Waste Services, Inc., 9.5%, 2014                                                 1,036,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,260,703
--------------------------------------------------------------------------------------------------------------
                   Telecommunications--.0%
          950M     E. Spire Communications, Inc., 13%, 2010  ++  **                                        95
--------------------------------------------------------------------------------------------------------------
                   Transportation--.2%
          137M     American Commercial Lines, LLC, 9.5%, 2015                                         151,385
--------------------------------------------------------------------------------------------------------------
                   Utilities--.0%
          500M     AES Drax Energy, Ltd., 11.5%, 2010  ++                                               1,125
--------------------------------------------------------------------------------------------------------------
                   Wireless Communications--1.6%
          800M     Nextel Communications, Inc., 5.95%, 2014                                           792,998
          300M     Rogers Wireless, Inc., 6.375%, 2014                                                300,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,093,748
--------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $64,607,322)                                                  61,243,531
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT OBLIGATIONS--1.5%
        1,000M     U.S. Treasury Notes, 6.125%, 2007 (cost $1,092,969)                              1,016,719
--------------------------------------------------------------------------------------------------------------
                   COMMON STOCKS--1.4%
                   Food/Drug--.4%
       12,800      Ingles Markets, Inc.                                                               228,096
--------------------------------------------------------------------------------------------------------------
                   Media-Diversified--.3%
        1,000  *   MediaNews Group, Inc. - Class "A"  **                                              225,000
--------------------------------------------------------------------------------------------------------------
                   Telecommunications--.7%
       18,372  *   RCN Corporation                                                                    475,835
        1,200  *   RCN Corporation  **                                                                     12
          690  *   Viatel Holding (Bermuda), Ltd.  **                                                       2
        4,399  *   World Access, Inc.                                                                       5
          309  *   XO Holdings, Inc.                                                                    1,220
--------------------------------------------------------------------------------------------------------------
                                                                                                      477,074
--------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $1,491,336)                                                        930,170
--------------------------------------------------------------------------------------------------------------
                   PREFERRED STOCKS--.5%
                   Manufacturing
          413      Day International Group, Inc., 12.25%, 2010, PIK (cost $393,111)                   380,753
--------------------------------------------------------------------------------------------------------------
                   WARRANTS--.0%
                   Telecommunication Services
                   XO Holdings, Inc.:
          619  *      Class "A" (expiring 1/16/10)                                                        278
          464  *      Class "B" (expiring 1/16/10)                                                        186
          464  *      Class "C" (expiring 1/16/10)                                                        116
--------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $326,205)                                                                   580
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM CORPORATE NOTES--2.9%
       $2,000M     AIG Funding, Inc., 4.68%, 4/6/06 (cost $1,998,698)                               1,998,698
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--.9%
          600M     Federal Home Loan Bank, 4.48%, 4/5/06 (cost $599,701)                              599,701
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $70,509,342)                                            97.1%     66,170,152
Other Assets, Less Liabilities                                                            2.9       1,948,790
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $68,118,942
==============================================================================================================

  * Non-income producing

 ** Securities fair valued as determined in good faith pursuant to procedures adopted by the Board of Trustees. At March 31, 2006, the Fund held seven securities that were fair valued by the Valuation Committee with an aggregate value of $233,353 representing 0.3% of the Fund's net assets.

*** Interest Rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates above are the rates in effect on March 31, 2006

  + Security exempt from registration under rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At March 31, 2006, the Fund held twenty 144A securities with an aggregate value of $8,078,344 representing 11.9% of the Fund's net assets.

 ++ In default as to principal and/or interest payment

  # Denotes a stepbond (a zero-coupon bond that converts to a fixed interest rate at a designated future date)

    At March 31, 2006, the cost of investments for federal income tax purposes was $70,509,342. Accumulated net unrealized depreciation on investments was $4,339,190, consisting of $2,030,860 gross unrealized appreciation and $6,370,050 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------
    Shares or
    Principal
       Amount      Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   COMMON STOCKS--92.0%
                   United States--27.3%
        7,250      Abbott Laboratories                                                               $307,907
        3,200      Abercrombie & Fitch Company - Class "A"                                            186,560
        9,000      ACE, Ltd.                                                                          468,090
       14,700  *   Adobe Systems, Inc.                                                                513,324
        4,800  *   Alkermes, Inc.                                                                     105,840
        9,000      Altria Group, Inc.                                                                 637,740
       10,400  *   Amdocs, Ltd.                                                                       375,024
        6,070      American International Group, Inc.                                                 401,166
        8,700  *   Amgen, Inc.                                                                        632,925
        9,000      Analog Devices, Inc.                                                               344,610
       19,500      Bank of America Corporation                                                        888,030
        5,000      Boeing Company                                                                     389,650
        2,900      Caterpillar, Inc.                                                                  208,249
       21,200      CBS Corporation - Class "B"                                                        508,376
        4,900      Chubb Corporation                                                                  467,656
       22,500  *   Cisco Systems, Inc.                                                                487,575
       14,449      Citigroup, Inc.                                                                    682,426
        3,600      CNF, Inc.                                                                          179,784
        9,700      ConocoPhillips                                                                     612,555
       27,900  *   Corning, Inc.                                                                      750,789
        7,900  *   Dell, Inc.                                                                         235,104
       13,700  *   E*TRADE Financial Corporation                                                      369,626
        8,400      Eli Lilly & Company                                                                464,520
       26,100  *   EMC Corporation                                                                    355,743
       10,600      ExxonMobil Corporation                                                             645,116
        7,500      Federated Department Stores, Inc.                                                  547,500
        8,100      First Data Corporation                                                             379,242
        7,500  *   Fisher Scientific International, Inc.                                              510,375
        5,400      Fluor Corporation                                                                  463,320
       22,700      General Electric Company                                                           789,506
        5,900  *   Genzyme Corporation                                                                396,598
        3,700      GlobalSantaFe Corporation                                                          224,775
        6,000      Golden West Financial Corporation                                                  407,400
        1,420  *   Google, Inc. - Class "A"                                                           553,800
        4,200  *   Health Net, Inc.                                                                   213,444
        5,900      Lockheed Martin Corporation                                                        443,267
        6,000      Loews Corporation - Carolina Group                                                 283,620
        6,200      Lowe's Companies, Inc.                                                             399,528
        7,800      Market 2000+ Holders Trust                                                         429,936
        3,200      Martin Marietta Materials, Inc.                                                    342,496
        4,100  *   MedImmune, Inc.                                                                    149,978
       13,400      Medtronic, Inc.                                                                    680,050
        7,200      Merrill Lynch & Company, Inc.                                                      567,072
        8,400      Michaels Stores, Inc.                                                              315,672
        7,700      Microchip Technology, Inc.                                                         279,510
       42,400      Microsoft Corporation                                                            1,153,704
        3,600  *   National-Oilwell Varco, Inc.                                                       230,832
        7,400      Newmont Mining Corporation                                                         383,986
       11,300      Noble Energy, Inc.                                                                 496,296
        4,500      Nuveen Investments - Class "A"                                                     216,675
        4,900  *   Penn National Gaming, Inc.                                                         206,682
       10,000      PepsiCo, Inc.                                                                      577,900
        1,800      Precision Castparts Corporation                                                    106,920
       13,700      Procter & Gamble Company                                                           789,394
        5,400      QUALCOMM, Inc.                                                                     273,294
       27,200      Schering-Plough Corporation                                                        516,528
        4,030      Schlumberger, Ltd.                                                                 510,077
        7,200      Simon Property Group, Inc. (REIT)                                                  605,808
       26,746      Sprint Nextel Corporation                                                          691,117
        6,900      State Street Corporation                                                           416,967
        8,700      Textron, Inc.                                                                      812,493
       29,600      Time Warner, Inc.                                                                  496,984
        8,500      United Technologies Corporation                                                    492,745
        5,900  *   Univision Communications, Inc. - Class "A"                                         203,373
        6,000  *   Viacom, Inc. - Class "B"                                                           232,800
       20,900      Waste Management, Inc.                                                             737,770
        8,600  *   WellPoint, Inc.                                                                    665,898
--------------------------------------------------------------------------------------------------------------
                                                                                                   30,413,717
--------------------------------------------------------------------------------------------------------------
                   Japan--12.7%
       19,300      Canon, Inc.                                                                      1,274,235
        3,600      Credit Saison Company, Ltd.                                                        198,627
       34,900      Daiichi Sankyo Company, Ltd.                                                       794,190
       28,700      Eisai Company, Ltd.                                                              1,247,826
       52,300      Matsui Securities Company, Ltd.                                                    723,397
        9,000      Mitsubishi Estate Company, Ltd.                                                    212,815
      276,000      Mitsubishi Heavy Industries, Ltd.                                                1,309,941
          138      Mitsubishi Tokyo Financial Group, Inc.                                           2,111,976
          224      Nippon Telegraph & Telephone Corporation                                           958,725
      158,000      Obayashi Corporation                                                             1,282,854
       17,600      Promise Company, Ltd.                                                            1,062,056
       34,220      Seven & I Holdings Company, Ltd.                                                 1,351,515
      115,000      Shinsei Bank, Ltd.                                                                 803,119
       15,600      Sony Corporation                                                                   720,570
        2,310      Takefuji Corporation                                                               145,072
--------------------------------------------------------------------------------------------------------------
                                                                                                   14,196,918
--------------------------------------------------------------------------------------------------------------
                   France--9.6%
       20,981  *   Electricite de France                                                            1,188,265
       14,687      Essilor International SA                                                         1,308,134
       15,800      Lafarge SA                                                                       1,787,763
       13,336      LVMH Moet Hennessy Louis Vuitton SA                                              1,305,616
       23,331      PSA Peugeot Citroen                                                              1,468,175
       23,254      Sanofi-Aventis                                                                   2,209,065
        5,405      Total SA                                                                         1,423,952
--------------------------------------------------------------------------------------------------------------
                                                                                                   10,690,970
--------------------------------------------------------------------------------------------------------------
                   United Kingdom--9.0%
       28,126      AstraZeneca PLC                                                                  1,414,789
      210,379      EMI Group PLC                                                                      923,227
       58,424      Imperial Tobacco Group PLC                                                       1,729,858
       86,361      Kingfisher PLC                                                                     358,764
       51,500      London Stock Exchange PLC                                                          943,315
      381,241      Old Mutual PLC                                                                   1,330,825
       52,751      Reckitt Benckiser PLC                                                            1,853,770
       46,710      Xstrata PLC                                                                      1,509,414
--------------------------------------------------------------------------------------------------------------
                                                                                                   10,063,962
--------------------------------------------------------------------------------------------------------------
                   Switzerland--7.8%
       28,158      Credit Suisse Group - Registered                                                 1,576,124
       10,677      Nestle SA - Registered                                                           3,161,801
       22,390      UBS AG - Registered                                                              2,453,417
        2,700      UBS AG - Registered                                                                296,919
        5,050  *   Zurich Financial Services AG - Registered                                        1,183,428
--------------------------------------------------------------------------------------------------------------
                                                                                                    8,671,689
--------------------------------------------------------------------------------------------------------------
                   Canada--4.6%
       27,300      Alcan, Inc.                                                                      1,250,333
       23,900      Cameco Corporation                                                                 860,400
       18,600      EnCana Corporation                                                                 870,211
       21,800      Inco, Ltd.                                                                       1,085,702
        3,600      Inco, Ltd.                                                                         179,604
       16,300      Talisman Energy, Inc.                                                              865,719
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,111,969
--------------------------------------------------------------------------------------------------------------
                   Germany--3.8%
       14,110      E.ON AG                                                                          1,551,291
        7,050      Muenchener Rueckversicherungs-Gesellschaft AG - Registered                         999,050
        7,712      SAP AG                                                                           1,673,357
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,223,698
--------------------------------------------------------------------------------------------------------------
                   Italy--3.4%
      285,294      Banca Intesa SpA                                                                 1,702,083
      292,533      UniCredito Italiano SpA                                                          2,111,672
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,813,755
--------------------------------------------------------------------------------------------------------------
                   Norway--2.2%
       85,650      Statoil ASA                                                                      2,466,588
--------------------------------------------------------------------------------------------------------------
                   Netherlands--2.2%
       24,465      ABN AMRO Holding NV                                                                732,464
       49,927      Koninklijke (Royal) Philips Electronics NV                                       1,685,098
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,417,562
--------------------------------------------------------------------------------------------------------------
                   Spain--2.1%
      111,483      Banco Bilbao Vizcaya Argentaria SA                                               2,323,181
--------------------------------------------------------------------------------------------------------------
                   Brazil--1.5%
       34,700      Companhia Vale Do Rio Doce (ADR)                                                 1,683,991
--------------------------------------------------------------------------------------------------------------
                   Finland--1.4%
       72,800      Nokia OYJ                                                                        1,504,737
--------------------------------------------------------------------------------------------------------------
                   Taiwan--1.3%
       71,600      Chunghwa Telecom Company, Ltd. (ADR)                                             1,402,644
--------------------------------------------------------------------------------------------------------------
                   Ireland--.9%
       51,282  *   Ryanair Holdings PLC                                                               485,303
       10,500  *   Ryanair Holdings PLC (ADR)                                                         574,350
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,059,653
--------------------------------------------------------------------------------------------------------------
                   Mexico--.9%
       15,000      America Movil SA de CV (ADR) - Series "L"                                          513,900
      182,200      Wal-Mart de Mexico SA de CV                                                        487,562
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,001,462
--------------------------------------------------------------------------------------------------------------
                   Russia--.7%
       24,400      Mobile TeleSystems (ADR)                                                           807,640
--------------------------------------------------------------------------------------------------------------
                   Australia--.6%
       59,852      Santos, Ltd.                                                                       485,668
        4,600      Woodside Petroleum, Ltd. (ADR)                                                     149,175
--------------------------------------------------------------------------------------------------------------
                                                                                                      634,843
--------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $84,569,827)                                                   102,488,979
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS--4.1%
                   Belgium
   Euro 3,810M     Belgium Treasury Bills, Zero Coupon, 4/13/06
                      (cost $4,530,764)                                                             4,607,117
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--.3%
         $275M     U.S. Treasury Bills, Zero Coupon, 5/4/06
                      (cost $273,883)                                                                 273,941
--------------------------------------------------------------------------------------------------------------
                   REPURCHASE AGREEMENT--3.6%
        4,012M     UBS Securities, 4.53%, dated 3/31/06, to be
                      repurchased at $4,013,515 on 4/3/06
                      (collateralized by U.S. Treasury Bonds,
                      6.125%, 8/15/29, valued at $4,092,017)
                      (cost $4,012,000)                                                             4,012,000
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $93,386,474)                                    100.0%           111,382,037
Other Assets, Less Liabilities                                                      .0                 38,642
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                       100.0%          $111,420,679
==============================================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR  American Depositary Receipts
    REIT  Real Estate Investment Trust

  At March 31, 2006, the cost of investments for federal income tax purposes was $93,547,722. Accumulated net unrealized appreciation on investments was $17,834,315, consisting of $18,775,888 gross unrealized appreciation and $941,573 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
March 31, 2006

Sector diversification of the portfolio was as follows:
------------------------------------------------------------------------------
                                                 Percentage
Sector                                        of Net Assets             Value
------------------------------------------------------------------------------
Banks........................................           9.9%      $11,079,925
Energy.......................................           8.8         9,841,364
Diversified Financials.......................           8.7         9,651,693
Pharmaceuticals & Biotechnology..............           7.4         8,240,167
Materials....................................           7.4         8,223,289
Food, Beverage & Tobacco.....................           5.7         6,390,919
Capital Goods................................           5.7         6,298,946
Technology Hardware & Equipment..............           4.4         4,881,477
Insurance....................................           4.4         4,850,216
Software & Services..........................           4.2         4,648,451
Telecommunication Services...................           3.9         4,374,026
Consumer Durables & Apparel..................           3.3         3,711,284
Health Care Equipment & Services.............           3.0         3,377,901
Utilities....................................           2.5         2,739,556
Household & Personal Products................           2.4         2,643,164
Media........................................           2.1         2,364,760
Food & Staples Retailing.....................           1.7         1,839,077
Retailing....................................           1.6         1,808,024
Automobiles & Components.....................           1.3         1,468,175
Transportation...............................           1.1         1,239,437
Real Estate..................................           0.7           818,623
Commercial Services & Supplies...............           0.7           737,770
Semiconductors & Semiconductor Equipment.....           0.6           624,120
Pooled Vehicle...............................           0.4           429,936
Consumer Services............................           0.2           206,682
Short-Term Foreign Government Obligations....           4.1         4,607,117
Short-Term U.S. Government Obligations.......           0.2           273,941
Repurchase Agreement.........................           3.6         4,012,000
------------------------------------------------------------------------------
Total Value of Investments                            100.0       111,382,040
Other Assets, Less Liabilities                           .0            38,639
------------------------------------------------------------------------------
Net Assets                                            100.0%     $111,420,679
==============================================================================

Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   CORPORATE BONDS--68.9%
                   Aerospace/Defense--1.2%
                   Honeywell International, Inc.:
         $100M        7.5%, 2010                                                                     $107,426
          125M        6.125%, 2011                                                                    129,178
          100M     Precision Castparts Corp., 5.6%, 2013                                               98,533
          100M     TRW, Inc., 7.125%, 2009                                                            104,770
--------------------------------------------------------------------------------------------------------------
                                                                                                      439,907
--------------------------------------------------------------------------------------------------------------
                   Automotive--.5%
          224M     Ford Motor Co., 8.9%, 2032                                                         176,960
--------------------------------------------------------------------------------------------------------------
                   Chemicals--.9%
          300M     Lubrizol Corp., 7.25%, 2025                                                        322,543
--------------------------------------------------------------------------------------------------------------
                   Consumer Durables--.9%
          350M     Black & Decker Corp., 4.75%, 2014                                                  320,446
--------------------------------------------------------------------------------------------------------------
                   Consumer Non-Durables--2.6%
          100M     Avon Products, Inc., 4.2%, 2018                                                     85,880
                   Colgate-Palmolive Co.:
          200M        7.84%, 2007                                                                     205,447
          200M        5.98%, 2012                                                                     207,386
          300M     Newell Rubbermaid, Inc., 6.75%, 2012                                               311,938
          150M     Procter & Gamble Co., 4.85%, 2015                                                  143,475
--------------------------------------------------------------------------------------------------------------
                                                                                                      954,126
--------------------------------------------------------------------------------------------------------------
                   Energy--.8%
          100M     Sunoco, Inc., 9.375%, 2016                                                         100,380
          200M     Texaco Capital, Inc., 8.25%, 2006                                                  202,792
--------------------------------------------------------------------------------------------------------------
                                                                                                      303,172
--------------------------------------------------------------------------------------------------------------
                   Financial--4.2%
          125M     American General Finance Corp., 8.125%, 2009                                       134,610
          100M     Caterpillar Financial Services Corp., 4.6%, 2014                                    94,283
          300M     CIT Group, Inc., 7.75%, 2012                                                       331,072
                   ERAC USA Finance Enterprise Co.:
          100M        7.35%, 2008  +                                                                  103,890
          355M        8%, 2011  +                                                                     389,269
                   General Electric Capital Corp.:
          150M        7.875%, 2006                                                                    152,706
          144M        8.5%, 2008                                                                      153,837
          200M     Household Finance Corp., 6.5%, 2008                                                205,734
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,565,401
--------------------------------------------------------------------------------------------------------------
                   Financial Services--9.9%
          200M     American Express Co., 4.875%, 2013                                                 192,172
          300M     Chase Manhattan Corp., 7.875%, 2010                                                326,788
          150M     Comerica, 7.125%, 2013                                                             153,308
          250M     First Union National Bank, 7.8%, 2010                                              272,668
          300M     Fleet Capital Trust II, 7.92%, 2026                                                316,042
          250M     Florida Windstorm Underwriting Assoc., 7.125%, 2019  +                             277,846
          125M     JPMorgan Chase & Co., 6.625%, 2012                                                 131,561
          125M     MetLife, Inc., 5%, 2015                                                            119,182
          100M     National City Bank of Pennsylvania, 7.25%, 2011                                    108,672
          350M     Nationsbank Corp., 7.8%, 2016                                                      406,647
          384M     Republic NY Corp., 7.75%, 2009                                                     409,180
          400M     Royal Bank of Scotland Group PLC, 5%, 2014                                         385,259
          200M     Wachovia Bank NA, 4.875%, 2015                                                     188,999
          350M     Washington Mutual, Inc., 8.25%, 2010                                               381,247
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,669,571
--------------------------------------------------------------------------------------------------------------
                   Food/Beverage/Tobacco--2.4%
                   Bottling Group, LLC:
          123M        4.625%, 2012                                                                    117,349
          190M        5%, 2013                                                                        184,505
          100M     Coca-Cola Enterprises, Inc., 7.125%, 2017                                          111,360
          150M     ConAgra Foods, Inc., 6.75%, 2011                                                   156,072
          200M     Pepsi Bottling Group, Inc., 7%, 2029                                               225,657
          100M     Philip Morris Cos., Inc., 6.95%, 2006                                              100,250
--------------------------------------------------------------------------------------------------------------
                                                                                                      895,193
--------------------------------------------------------------------------------------------------------------
                   Food/Drug--2.7%
          200M     CVS Corp., 4.875%, 2014                                                            188,479
          200M     Delhaize America, Inc., 8.125%, 2011                                               216,908
          200M     Kroger Co., 6.8%, 2018                                                             208,536
                   Safeway, Inc.:
          200M        7%, 2007                                                                        204,203
          200M        6.5%, 2011                                                                      206,211
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,024,337
--------------------------------------------------------------------------------------------------------------
                   Forest Products/Containers--2.8%
          350M     International Paper Co., 6.75%, 2011                                               363,914
          275M     Sappi Papier Holding AG, 6.75%, 2012  +                                            261,927
                   Weyerhaeuser Co.:
          100M        7.25%, 2013                                                                     106,476
          300M        7.5%, 2013                                                                      322,540
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,054,857
--------------------------------------------------------------------------------------------------------------
                   Gaming/Leisure--.7%
          250M     MGM Mirage, Inc., 8.5%, 2010                                                       268,750
--------------------------------------------------------------------------------------------------------------
                   Health Care--2.7%
          200M     Becton, Dickinson & Co., 7.15%, 2009                                               211,872
          225M     Columbia/HCA Healthcare, Inc., 7.5%, 2023                                          219,625
          200M     Quest Diagnostics, Inc., 5.45%, 2015                                               195,262
          200M     Tenet Healthcare Corp., 6.375%, 2011                                               181,500
          200M     Wyeth, 6.95%, 2011                                                                 212,264
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,020,523
--------------------------------------------------------------------------------------------------------------
                   Housing--.6%
          123M     Hanson Australia Funding, 5.25%, 2013                                              118,176
          100M     Hanson PLC, 7.875%, 2010                                                           108,360
--------------------------------------------------------------------------------------------------------------
                                                                                                      226,536
--------------------------------------------------------------------------------------------------------------
                   Manufacturing--3.3%
          300M     Dover Corp., 4.875%, 2015                                                          285,059
                   Ingersoll-Rand Co.:
          300M        4.75%, 2015                                                                     282,079
          125M        9%, 2021                                                                        167,120
                   United Technologies Corp.:
          100M        6.5%, 2009                                                                      103,765
          200M        7.125%, 2010                                                                    213,775
          180M        6.1%, 2012                                                                      186,425
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,238,223
--------------------------------------------------------------------------------------------------------------
                   Media-Broadcasting--2.2%
          250M     Comcast Cable Communications, Inc., 7.125%, 2013                                   265,055
          250M     Cox Communications, Inc., 5.5%, 2015                                               236,642
          300M     PanAmSat Corp., 6.375%, 2008                                                       301,875
--------------------------------------------------------------------------------------------------------------
                                                                                                      803,572
--------------------------------------------------------------------------------------------------------------
                   Media-Diversified--3.9%
          225M     AOL Time Warner, Inc., 6.875%, 2012                                                236,199
          330M     Cox Enterprises, Inc., 8%, 2007  +                                                 335,072
          400M     New York Times Co., 5%, 2015                                                       373,264
          200M     News America, Inc., 7.3%, 2028                                                     208,463
          200M     Time Warner, Inc., 6.875%, 2018                                                    207,813
           75M     Viacom, Inc., 8.875%, 2014                                                          86,499
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,447,310
--------------------------------------------------------------------------------------------------------------
                   Metals/Mining--2.3%
                   Alcan, Inc.:
          200M        6%, 2012                                                                        204,348
          375M        5%, 2015                                                                        354,274
          300M     Thiokol Corp., 6.625%, 2008                                                        306,406
--------------------------------------------------------------------------------------------------------------
                                                                                                      865,028
--------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts--6.3%
          142M     Archstone-Smith Trust, 7.9%, 2016                                                  156,668
          270M     AvalonBay Communities, Inc., 7.5%, 2010                                            290,978
          350M     Boston Properties, Inc., 5%, 2015                                                  328,636
                   Duke Weeks Realty Corp.:
          185M        7.75%, 2009                                                                     197,890
          300M        5.4%, 2014                                                                      292,429
          150M     EOP Operating LP, 7.25%, 2018                                                      162,672
          400M     Mack-Cali Realty LP, 7.75%, 2011                                                   432,325
          425M     Simon Property Group, Inc., 7.875%, 2016  +                                        481,244
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,342,842
--------------------------------------------------------------------------------------------------------------
                   Retail - General Merchandise--3.7%
          300M     Federated Department Stores, Inc., 7.45%, 2017                                     333,285
                   Lowe's Cos., Inc.:
          100M        8.25%, 2010                                                                     110,700
          250M        5%, 2015                                                                        241,172
          325M     RadioShack Corp., 7.375%, 2011                                                     336,367
                   Wal-Mart Stores, Inc.:
          150M        8%, 2006                                                                        151,756
          200M        4.125%, 2011                                                                    189,557
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,362,837
--------------------------------------------------------------------------------------------------------------
                   Telecommunications--3.7%
          300M     Deutsche Telekom AG, 8%, 2010                                                      327,003
          200M     SBC Communications, Inc., 6.25%, 2011                                              205,444
                   Sprint Capital Corp.:
          250M        6.375%, 2009                                                                    256,164
          100M        6.9%, 2019                                                                      107,064
          200M     Verizon New York, Inc., 6.875%, 2012                                               205,692
          250M     Vodafone AirTouch PLC, 7.75%, 2010                                                 268,129
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,369,496
--------------------------------------------------------------------------------------------------------------
                   Transportation--1.9%
                   Canadian National Railway Co.:
          100M        6.8%, 2018                                                                      110,101
          150M        7.375%, 2031                                                                    179,514
          100M     Norfolk Southern Corp., 7.7%, 2017                                                 116,063
          300M     Union Pacific Corp., 7.375%, 2009                                                  317,455
--------------------------------------------------------------------------------------------------------------
                                                                                                      723,133
--------------------------------------------------------------------------------------------------------------
                   Utilities--6.9%
          300M     Arizona Public Service Co., 5.5%, 2035                                             260,616
          150M     Carolina Power & Light, Inc., 5.15%, 2015                                          144,493
          265M     Consumers Energy Co., 6.375%, 2008                                                 268,389
          250M     Dominion Resources, Inc., 5%, 2013                                                 237,090
          144M     DPL, Inc., 6.875%, 2011                                                            150,884
          300M     Duke Capital Corp., 8%, 2019                                                       351,122
          125M     Eastern Energy, Ltd., 6.75%, 2006  +                                               126,164
           75M     Jersey Central Power & Light Co., 5.625%, 2016                                      74,700
          100M     OGE Energy Corp., 5%, 2014                                                          94,521
          250M     PP&L Capital Funding, Inc., 8.375%, 2007                                           257,162
          305M     Public Service Electric & Gas Co., 6.75%, 2016                                     329,428
          100M     South Carolina Electric & Gas Co., 6.7%, 2011                                      105,614
          178M     Wisconsin Power & Light Co., 7%, 2007                                              180,818
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,581,001
--------------------------------------------------------------------------------------------------------------
                   Waste Management--1.8%
                   Allied Waste NA, Inc.:
          250M        8.875%, 2008                                                                    263,750
          100M        5.75%, 2011                                                                      95,750
                   Waste Management, Inc.:
          100M        6.875%, 2009                                                                    104,049
          200M        7.375%, 2010                                                                    213,557
--------------------------------------------------------------------------------------------------------------
                                                                                                      677,106
--------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $26,351,592)                                                  25,652,870
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT AGENCY OBLIGATIONS--12.0%
                   Fannie Mae:
          300M        5%, 2016                                                                        286,776
          300M        5%, 2017                                                                        285,110
          700M     Federal Farm Credit Bank, 4.875%, 2015                                             683,537
                   Federal Home Loan Bank:
          300M        4.91%, 2012                                                                     289,774
          500M        5.35%, 2018                                                                     478,740
                   Freddie Mac:
          100M        4.6%, 2018                                                                       92,041
          100M        5%, 2018                                                                         94,175
          700M        5.2%, 2019                                                                      665,660
          250M        6.5%, 2020                                                                      249,028
          700M        5.625%, 2035                                                                    674,387
          600M     Tennessee Valley Authority, 6.25%, 2017                                            651,501
--------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $4,548,962)                                 4,450,729
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT OBLIGATIONS--9.7%
          301M     FDA Queens LP, 6.99%, 2017  +                                                      323,182
          500M     U.S. Treasury Bond, 6.5%, 2026                                                     590,899
                   U.S. Treasury Notes:
          900M        6.625%, 2007                                                                    917,157
          500M        5.625%, 2008                                                                    507,989
          500M        6%, 2009                                                                        518,223
          700M        6.5%, 2010                                                                      740,770
--------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $3,804,316)                                        3,598,220
--------------------------------------------------------------------------------------------------------------
                   MORTGAGE-BACKED CERTIFICATES--5.0%
                   Fannie Mae--2.7%
          989M     6%, 1/1/2036                                                                       992,191
--------------------------------------------------------------------------------------------------------------
                   Freddie Mac--2.3%
          849M     6%, 2/1/2036                                                                       849,986
--------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $1,853,168)                                       1,842,177
--------------------------------------------------------------------------------------------------------------
                   PASS THROUGH CERTIFICATES--1.9%
                   Transportation
           69M     American Airlines, Inc., 7.377%, 2019                                               64,171
          359M     Continental Airlines, Inc., 8.388%, 2020                                           344,283
          206M     FedEx Corp., 7.5%, 2018                                                            225,938
           75M     Southwest Airlines Co., 6.126%, 2006                                                75,264
--------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $742,224)                                              709,656
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--.9%
                   Housing
          335M     Virginia State Housing Development Authority,
                      Series "A", 6.51%, 2019 (cost $296,510)                                         347,036
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $37,596,772)                                      98.4%           36,600,688
Other Assets, Less Liabilities                                                      1.6               605,130
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%          $37,205,818
==============================================================================================================

+ Security exempt from registration under rule 144A of the Securities Act of 1933.  Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors.
  At March 31, 2006, the Fund held eight 144A securities with an aggregate value of $2,298,594 representing 6.2% of the Fund's net assets.

  At March 31, 2006, the cost of investments for federal income tax purposes was $37,596,772.
  Accumulated net unrealized depreciation on investments was $996,084, consisting of
  $415,583 gross unrealized appreciation and $1,411,667 gross unrealized depreciation.


Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------

    Principal                                                              Effective
       Amount      Security                                                    Yield+                   Value
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT AGENCY ZERO-COUPON OBLIGATIONS--68.8%
                   Agency For International Development - Israel:
       $1,363M       8/15/2007                                                  4.96%              $1,274,213
          750M       11/15/2007                                                 4.97                  692,449
        3,304M     Government Trust Certificate - Israel Trust, 11/15/2007      5.01                3,048,729
          586M     International Bank for Reconstruction &
                     Development, 8/15/2007                                     5.29                  545,424
        5,666M     Resolution Funding Corporation, 10/15/2007                   4.82                5,264,859
        2,600M     Tennessee Valley Authority, 11/1/2007                        5.12                2,399,548
--------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero-Coupon Obligations (cost $12,864,029)                   13,225,222
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT ZERO-COUPON OBLIGATIONS--30.9%
        6,410M     U.S. Treasury Strips, 11/15/2007 (cost $5,746,355)           4.80                5,934,961
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $18,610,384)                          99.7%                       19,160,183
Other Assets, Less Liabilities                                           .3                            56,697
--------------------------------------------------------------------------------------------------------------
Net Assets                                                            100.0%                      $19,216,880
==============================================================================================================

+ The effective yields shown for the zero-coupon obligations are the effective yields at
  March 31, 2006.

  At March 31, 2006, the cost of investments for federal income tax purposes was $18,632,049.
  Accumulated net unrealized appreciation on investments was $528,134, consisting entirely of gross unrealized appreciation.


Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------

    Principal                                                         Effective
       Amount      Security                                              Yield+                         Value
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT AGENCY ZERO-COUPON OBLIGATIONS--58.2%
                   Agency For International Development - Israel:
       $1,303M       8/15/2010                                            4.90%                    $1,054,371
          495M       9/15/2010                                            4.89                        399,103
                   Fannie Mae:
        1,260M       8/7/2010                                             5.03                      1,014,813
          700M       10/8/2010                                            5.00                        559,808
          600M       11/29/2010                                           5.01                        476,359
        1,100M     Freddie Mac, 9/15/2010                                 5.03                        881,553
          500M     Government Trust Certificate - Israel Trust,
                   11/15/2010                                             4.93                        399,096
        1,990M     Government Trust Certificate - Turkey Trust,
                   11/15/2010                                             4.93                      1,588,400
        1,900M     Resolution Funding Corporation, 1/15/2011              4.81                      1,513,384
        1,250M     Tennessee Valley Authority, 11/1/2010                  5.06                        994,176
--------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero-Coupon Obligations (cost $8,244,340)                     8,881,063
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT ZERO-COUPON OBLIGATIONS--41.1%
        7,785M     U.S. Treasury Strips, 11/15/2010 (cost $5,928,867)     4.68                      6,285,072
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $14,173,207)                       99.3%                          15,166,135
Other Assets, Less Liabilities                                        .7                              104,952
--------------------------------------------------------------------------------------------------------------
Net Assets                                                         100.0%                         $15,271,087
==============================================================================================================

+ The effective yields shown for the zero-coupon obligations are the effective yields at March 31, 2006.

  At March 31, 2006, the cost of investments for federal income tax purposes was $14,173,735. Accumulated net unrealized appreciation on investments was $992,400, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------

    Principal                                                        Effective
       Amount      Security                                             Yield+                         Value
--------------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY ZERO-COUPON OBLIGATIONS--50.9%
                Agency For International Development - Israel:
         $698M    9/15/2015                                               5.15%                      $431,464
        1,150M    11/1/2015                                               5.16                        705,565
        2,784M    11/15/2015                                              5.17                      1,704,198
          300M    3/15/2016                                               5.18                        180,364
                Fannie Mae:
          243M    8/12/2015                                               5.26                        149,482
          600M    9/23/2015                                               5.31                        365,223
        2,818M    11/15/2015                                              5.32                      1,700,812
          650M  Federal Judiciary Office Building, 2/15/2015              5.15                        414,105
                Freddie Mac:
          550M    3/15/2015                                               5.30                        344,380
        1,760M    9/15/2015                                               5.30                      1,072,948
          625M    1/15/2016                                               5.32                        373,934
          210M  Government Trust Certificate - Turkey Trust,
                  5/15/2015                                               5.24                        131,046
          200M  International Bank for Reconstruction &
                  Development, 2/15/2015                                  5.46                        124,050
                Resolution Funding Corporation:
        3,177M    10/15/2015                                              5.07                      1,970,563
          320M    1/15/2016                                               5.08                        195,886
        2,000M  Tennessee Valley Authority, 11/1/2015                     5.38                      1,202,506
--------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero-Coupon Obligations (cost $10,776,249)                   11,066,526
--------------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT ZERO-COUPON OBLIGATIONS--48.0%
       16,675M  U.S. Treasury Strips, 11/15/2015 (cost $10,117,006)       4.92                     10,448,905
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $20,893,255)                        98.9%                         21,515,431
Other Assets, Less Liabilities                                        1.1                             242,028
--------------------------------------------------------------------------------------------------------------
Net Assets                                                          100.0%                        $21,757,459
==============================================================================================================

+ The effective yields shown for the zero-coupon obligations are the effective yields at March 31, 2006.

  At March 31, 2006, the cost of investments for federal income tax purposes was $20,907,021. Accumulated net unrealized appreciation on investments was $608,410, consisting of $766,305 gross unrealized appreciation and $157,895 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE VALUE FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------
    Shares or
    Principal
       Amount      Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   COMMON STOCKS--96.0%
                   Consumer Discretionary--16.8%
        7,200      Autoliv, Inc.                                                                     $407,376
       16,800      Bob Evans Farms, Inc.                                                              499,128
        8,700      CBS Corporation - Class "B"                                                        208,626
       23,500      Clear Channel Communications, Inc.                                                 681,735
       40,700      Dollar General Corporation                                                         719,169
       28,600      Family Dollar Stores, Inc.                                                         760,760
       12,700      Genuine Parts Company                                                              556,641
       11,400      H&R Block, Inc.                                                                    246,810
       15,100      Home Depot, Inc.                                                                   638,730
        7,400      J.C. Penney Company, Inc. (Holding Co.)                                            447,034
       13,100      Jones Apparel Group, Inc.                                                          463,347
       12,100      Kenneth Cole Productions, Inc. - Class "A"                                         335,170
       20,200      Kimball International, Inc. - Class "B"                                            303,808
       18,500      Lee Enterprises, Inc.                                                              615,865
       26,600      Leggett & Platt, Inc.                                                              648,242
        5,900      Liz Claiborne, Inc.                                                                241,782
        6,800      Magna International, Inc. - Class "A"                                              514,692
       27,800      McDonald's Corporation                                                             955,208
        8,000      Modine Manufacturing Company                                                       236,000
       22,800      Natuzzi SpA (ADR)                                                                  166,440
       19,800      New York Times Company - Class "A"                                                 501,138
       11,000      Newell Rubbermaid, Inc.                                                            277,090
       17,100      Outback Steakhouse, Inc.                                                           752,400
       36,700      Pearson PLC (ADR)                                                                  508,295
       20,900      Talbots, Inc.                                                                      561,583
       27,700      Time Warner, Inc.                                                                  465,083
       22,500      Tribune Company                                                                    617,175
       33,000      Walt Disney Company                                                                920,370
--------------------------------------------------------------------------------------------------------------
                                                                                                   14,249,697
--------------------------------------------------------------------------------------------------------------
                   Consumer Staples--10.1%
       19,400      Anheuser-Busch Companies, Inc.                                                     829,738
       18,600      Avon Products, Inc.                                                                579,762
       20,000      Coca-Cola Company                                                                  837,400
       15,400      ConAgra Foods, Inc.                                                                330,484
        7,195      Del Monte Foods Company                                                             85,333
       12,200      Diageo PLC (ADR)                                                                   773,846
       10,800      Estee Lauder Companies, Inc. - Class "A"                                           401,652
        4,100      Fomento Economico Mexicano SA de CV (ADR)                                          375,806
       13,900      H.J. Heinz Company                                                                 527,088
        9,900      Kimberly-Clark Corporation                                                         572,220
       22,400      Kraft Foods, Inc. - Class "A"                                                      678,944
       13,600      Ruddick Corporation                                                                330,616
       34,800      Sara Lee Corporation                                                               622,224
       21,800      Tasty Baking Company                                                               174,400
       27,300      The Topps Company, Inc.                                                            239,421
       10,000      UST, Inc.                                                                          416,000
       16,700      Wal-Mart Stores, Inc.                                                              788,908
--------------------------------------------------------------------------------------------------------------
                                                                                                    8,563,842
--------------------------------------------------------------------------------------------------------------
                   Energy--8.8%
        6,400      Anadarko Petroleum Corporation                                                     646,464
       11,100      BP PLC (ADR)                                                                       765,234
       18,112      Chevron Corporation                                                              1,049,953
       13,800      ConocoPhillips                                                                     871,470
        9,900      Diamond Offshore Drilling, Inc.                                                    886,050
        6,503      Kerr-McGee Corporation                                                             620,906
       14,100      Marathon Oil Corporation                                                         1,073,997
       12,600      Royal Dutch Shell PLC - Class "A" (ADR)                                            784,476
       13,900      Tidewater, Inc.                                                                    767,697
--------------------------------------------------------------------------------------------------------------
                                                                                                    7,466,247
--------------------------------------------------------------------------------------------------------------
                   Financials--25.4%
       12,000      A.G. Edwards, Inc.                                                                 598,320
        4,400      ACE, Ltd.                                                                          228,844
        4,100      Allstate Corporation                                                               213,651
       12,200      AmSouth Bancorporation                                                             330,010
       27,900      Amvescap PLC (ADR)                                                                 526,194
       15,200      Aon Corporation                                                                    630,952
       24,700      Aspen Insurance Holdings, Ltd.                                                     609,102
        9,900      Assured Guaranty, Ltd.                                                             247,500
       35,600      Bank Mutual Corporation                                                            421,504
       23,655      Bank of America Corporation                                                      1,077,249
       25,100      Bank of New York Company, Inc.                                                     904,604
       17,850      Brookfield Asset Management, Inc. - Class "A"                                      982,821
       13,100      Brookline Bancorp, Inc.                                                            202,919
        4,811      Chubb Corporation                                                                  459,162
       14,222      Cincinnati Financial Corporation                                                   598,320
       17,900      Citigroup, Inc.                                                                    845,417
        9,800      Comerica, Inc.                                                                     568,106
       43,100      Eagle Hospitality Properties Trust, Inc.                                           434,448
       10,100      Erie Indemnity Company - Class "A"                                                 531,664
        6,400      FBL Financial Group, Inc. - Class "A"                                              220,480
       21,600      Hudson City Bancorp, Inc.                                                          287,064
        7,800      IPC Holdings, Ltd.                                                                 218,790
        9,500      Jefferson-Pilot Corporation                                                        531,430
       22,800      JPMorgan Chase & Company                                                           949,392
       13,300      KeyCorp                                                                            489,440
        4,100      Lincoln National Corporation                                                       223,819
       10,800      Merrill Lynch & Company, Inc.                                                      850,608
        9,000      Montpelier Re Holdings, Ltd.                                                       146,700
       13,300      Morgan Stanley                                                                     835,506
       28,600      NewAlliance Bancshares, Inc.                                                       412,698
       13,800      North Fork Bancorporation, Inc.                                                    397,854
        7,700      One Liberty Properties, Inc. (REIT)                                                152,691
       13,700      Plum Creek Timber Company, Inc. (REIT)                                             505,941
        7,900      PMI Group, Inc.                                                                    362,768
        7,700      PNC Financial Services Group, Inc.                                                 518,287
       13,700      Protective Life Corporation                                                        681,438
       21,900      Regions Financial Corporation                                                      770,223
        4,200      State National Bancshares, Inc.                                                    114,450
        9,582      State Street Corporation                                                           579,040
        8,500      SunTrust Banks, Inc.                                                               618,460
        7,203      TD Banknorth, Inc.                                                                 211,408
       14,000      Waddell & Reed Financial, Inc. - Class "A"                                         323,400
       10,700      Wells Fargo & Company                                                              683,409
--------------------------------------------------------------------------------------------------------------
                                                                                                   21,496,083
--------------------------------------------------------------------------------------------------------------
                   Health Care--5.1%
       17,700      Abbott Laboratories                                                                751,719
        9,700      Biomet, Inc.                                                                       344,544
       10,900      GlaxoSmithKline PLC (ADR)                                                          570,179
       14,100      Johnson & Johnson                                                                  835,002
        8,600      Novartis AG (ADR)                                                                  476,784
       33,300      Pfizer, Inc.                                                                       829,836
        1,800      Sanofi-Aventis (ADR)                                                                85,410
       23,500      Schering-Plough Corporation                                                        446,265
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,339,739
--------------------------------------------------------------------------------------------------------------
                   Industrials--8.8%
        8,200      Adesa, Inc.                                                                        219,268
          900      Alexander & Baldwin, Inc.                                                           42,912
        7,200      Avery Dennison Corporation                                                         421,056
        6,500      Baldor Electric Company                                                            220,155
       26,300      Cendant Corporation                                                                456,305
       13,100      Dover Corporation                                                                  636,136
       15,400      Federal Signal Corporation                                                         284,900
       12,400      General Dynamics Corporation                                                       793,352
       18,500      Honeywell International, Inc.                                                      791,245
       19,200      Masco Corporation                                                                  623,808
       11,400      Norfolk Southern Corporation                                                       616,398
        9,500      Pall Corporation                                                                   296,305
       13,800      Pitney Bowes, Inc.                                                                 592,434
        4,700      SPX Corporation                                                                    251,074
        4,400      Stewart & Stevenson Services, Inc.                                                 160,512
       18,600      Tyco International, Ltd.                                                           499,968
       28,600      Werner Enterprises, Inc.                                                           525,382
--------------------------------------------------------------------------------------------------------------
                                                                                                    7,431,210
--------------------------------------------------------------------------------------------------------------
                   Information Technology--4.7%
       25,600  *   Agile Software Corporation                                                         195,328
       12,000      Automatic Data Processing, Inc.                                                    548,160
       19,700      AVX Corporation                                                                    348,690
       25,900      Hewlett-Packard Company                                                            852,110
       12,400      Intel Corporation                                                                  239,940
        4,400  *   Lexmark International Group, Inc. - Class "A"                                      199,672
       23,500      Methode Electronics, Inc.                                                          255,915
       14,900      Motorola, Inc.                                                                     341,359
       24,100      Nokia Corporation - Class "A" (ADR)                                                499,352
       14,900  *   Planar Systems, Inc.                                                               252,108
       15,600      Woodhead Industries, Inc.                                                          258,960
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,991,594
--------------------------------------------------------------------------------------------------------------
                   Materials--7.9%
        8,900      Air Products & Chemicals, Inc.                                                     597,991
       10,900      Albemarle Corporation                                                              494,315
       15,900      Alcoa, Inc.                                                                        485,904
       27,667      Chemtura Corporation                                                               325,917
       16,500      Compass Minerals International, Inc.                                               412,335
       16,200      Dow Chemical Company                                                               657,720
       18,300      Du Pont (E.I.) de Nemours & Company                                                772,443
       14,200      Glatfelter                                                                         260,286
       15,700      Lubrizol Corporation                                                               672,745
       14,500      MeadWestvaco Corporation                                                           395,995
       20,270      Myers Industries, Inc.                                                             324,117
       38,000      Sappi, Ltd. (ADR)                                                                  560,500
       22,100      Sonoco Products Company                                                            748,527
        1,311      Tronox, Inc. - Class "B"                                                            22,278
--------------------------------------------------------------------------------------------------------------
                                                                                                    6,731,073
--------------------------------------------------------------------------------------------------------------
                   Telecommunication Services--4.3%
        2,745      ALLTEL Corporation                                                                 177,739
       19,700      AT&T, Inc.                                                                         532,688
       15,700      BellSouth Corporation                                                              544,005
       17,300      CT Communications, Inc.                                                            235,107
       12,732      D&E Communications, Inc.                                                           143,107
       17,100      Nippon Telegraph and Telephone Corporation (ADR)                                   368,505
       17,500      Sprint Nextel Corporation                                                          452,200
        6,600      Telephone & Data Systems, Inc.                                                     260,305
        6,600      Telephone & Data Systems, Inc. - Special Shares                                    249,150
       19,118      Verizon Communications, Inc.                                                       651,159
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,613,965
--------------------------------------------------------------------------------------------------------------
                   Utilities--4.1%
        9,350      American States Water Company                                                      349,316
        9,300      KeySpan Corporation                                                                380,091
       12,800      MDU Resources Group, Inc.                                                          428,160
       22,000      NiSource, Inc.                                                                     444,840
       12,300      Northwest Natural Gas Company                                                      436,527
       11,100      ONEOK, Inc.                                                                        357,975
       14,800      Southwest Gas Corporation                                                          413,660
       14,100      United Utilities PLC (ADR)                                                         341,925
       13,700      Vectren Corporation                                                                361,406
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,513,900
--------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $62,133,251)                                                    81,397,350
--------------------------------------------------------------------------------------------------------------
                   CONVERTIBLE PREFERRED STOCKS--.5%
                   Financials
       15,100      Lehman Brothers Holdings, Inc., 6.25%, 2007-Series "GIS"
                     (cost $383,537)                                                                  403,925
--------------------------------------------------------------------------------------------------------------
                   PREFERRED STOCKS--.4%
                   Telecommunication Services--.2%
        7,500      Verizon South, Inc., 7%, 2041 - Series "F"                                         189,300
--------------------------------------------------------------------------------------------------------------
                   Utilities--.2%
        6,800      Entergy Louisiana, Inc., 7.6%, 2032                                                171,904
--------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $356,070)                                                       361,204
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM CORPORATE NOTES--2.8%
       $2,400M     Toyota Motor Credit Co., 4.75%, 4/6/06
                     (cost $2,398,416)                                                              2,398,416
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $65,271,274)                              99.7%                   84,560,895
Other Assets, Less Liabilities                                               .3                       232,590
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                100.0%                  $84,793,485
==============================================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR  American Depositary Receipts
    REIT  Real Estate Investment Trust

  At March 31, 2006, the cost of investments for federal income tax purposes was $65,278,497. Accumulated net unrealized appreciation on investments was $19,282,398, consisting of $20,418,141 gross unrealized appreciation and $1,135,743 gross unrealized depreciation.


Except as provided below, a security listed or traded on an exchange the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Board of Trustees. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events, issuer-specific developments such as bankruptcies and significant fluctuations in securities markets. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Fund

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  May 26, 2006


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  May 26, 2006